Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash	$ 3,340	$ 5,579
Accounts receivable	5,218
Deposits	950
Prepaid expenses	17,100	139,891
Total Current Assets	26,608	145,470
PROPERTY AND EQUIPMENT, net	3,475	2,633
INTANGIBLE ASSETS, net	221,507
TOTAL ASSETS	251,590	148,103
Accounts payable and accrued expenses	68,392	22,662
Accrued expenses, related party	53,987
Convertible debt, net	122,500
Due to shareholder	18,711	25,124
Total Current Liabilities	263,590	47,786
Notes payable	166,250
TOTAL LIABILITIES	429,840	47,786
Common stock; 200,000,000 shares authorized, at $0.001 par value, 75,401,892 and 50,518,470 shares issued and outstanding, respectively	75,401	50,518
Additional paid-in capital	12,154,717	11,821,820
Deferred compensation	(72,299)
Accumulated other comprehensive loss	11,754
Accumulated deficit	(12,347,823)	(11,772,021)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(178,250)	100,317
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 251,590	$ 148,103